Borrowings	9 Months Ended
Sep. 30, 2025
Borrowings [abstract]
Borrowings	Borrowings

	September 30, 2025	December 31, 2024
	(unaudited)
Non-current
Senior Notes (*)	760,136	414,638
Bank borrowings (*)	294,056	265,367
	1,054,192	680,005
Current
Senior Notes (*)	6,751	6,858
Bank borrowings (*)	176,028	92,693
	182,779	99,551
Total borrowings	1,236,971	779,556

(*) As of September 30, 2025, the Group was in compliance with the related financial covenants under the respective loan agreements.

As of September 30, 2025, total bank borrowings include collateralized liabilities of US$78,413 (December 31, 2024: US$70,000). These loans were mainly collateralized by sugarcane plantations and sugar export contracts.
Notes 2032

On July 29, 2025, the Company issued senior notes (the “Notes”) for US$ 500 million, at an annual nominal rate of 7.5%. The Notes will mature on July 29, 2032. Interest on the Notes are payable semi-annually in arrears on January 29 and July 29 of each year. The total proceeds nets of expenses was US$ 496.8 million.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries, currently: Adeco Agropecuaria S.A., L3N S.A., Pilagá S.A., Adecoagro Vale do Ivinhema S.A. and Adecoagro Uruguay S.A. are the only Subsidiary Guarantors.

Notes 2027

On September 21, 2017, the Company issued senior notes (the “Notes”) for US$ 500 million, at an annual nominal rate of 6%. The Notes will mature on September 21, 2027. Interest on the Notes are payable semi-annually in arrears on March 21 and September 21 of each year. The total proceeds nets of expenses was US$ 495.2 million.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries, currently: Adeco Agropecuaria S.A., Adecoagro Brasil Participações S.A., Adecoagro Vale do Ivinhema S.A., Pilagá S.A. and Usina Monte Alegre Ltda. are the only Subsidiary Guarantors.

On July 22, 2024, the Company announced a cash tender offer for up to US$100.0 million of the Notes due 2027. As of the closing date of the Tender, (August 19, 2024) US$84.4 million in aggregate principal amount of Notes had been validly tendered by Holders and fully cancelled. The total consideration, including the Early Tender Premium, was US$ 980 for each US$ 1,000 principal amount of Notes. In addition, on July 18, 2025, the Company announced a new cash tender offer for any and all of its outstanding Notes due 2027, for a consideration of US$1,000 for each US$1,000 principal amount of Notes. As of the closing date of the Tender, (July 24, 2025) US$150.9 million in aggregate principal amount of Notes had been validly tendered by Holders and fully cancelled on July 29, 2025.

The Notes 2027 and 2032 contain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions.
The maturity of the Group’s borrowings and the Group’s exposure to fixed and variable interest rates is as follows:

	September 30, 2025	December 31, 2024
	(unaudited)
Fixed rate:
Less than 1 year	151,252	69,178
Between 1 and 2 years	287,574	55,952
Between 2 and 3 years	6,814	414,994
Between 3 and 4 years	991	356
Between 4 and 5 years	1,435	356
More than 5 years	547,230	35,936
	995,296	576,772
Variable rate:
Less than 1 year	31,527	30,373
Between 1 and 2 years	121,113	83,142
Between 2 and 3 years	51,525	46,593
Between 3 and 4 years	—	2,932
Between 4 and 5 years	—	441
More than 5 years	37,510	39,303
	241,675	202,784
	1,236,971	779,556

The breakdown of the Group’s borrowing by currency is included in Note 2 - Interest rate risk.
The carrying amount of short-term borrowings is approximate its fair value due to the short-term maturity. Long term borrowings subject to variable rate approximate their fair value. The fair value of long-term subject to fix rate do not significant differ from their fair value. The fair value (level 2) of the senior notes 2027 and 2032 equal US$ 263.6 million and US$ 489.0 million, respectively, representing 99.58% and 97.80% of the nominal amount.